Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Net unrealized (losses) gains on available for sale securities, Before Tax Amount	$ (1,816)	$ (1,032)
Net unrealized (losses) gains on available for sale securities, Tax Effects	618	351
Net unrealized (losses) gains on available for sale securities, Net of Tax Amount	(1,198)	(681)
Cumulative Effect of New Accounting Principle in Period of Adoption, Before Tax Amount	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Tax Effects	(236)
Cumulative Effect of New Accounting Principle in Period of Adoption	(236)
Accumulated Other Comprehensive Income (Loss), Before Tax Amount	(1,816)	(1,032)
Accumulated Other Comprehensive Income (Loss), Tax Effects	382	351
Accumulated other comprehensive income (loss), Net of Tax	(1,434)	$ (681)
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle	$ 0